Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Schedule of loss before income taxes
	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Non-PRC	(51,328)	(87,641)	(61,696)	(8,945)
PRC	(29,325)	(33,626)	(44,032)	(6,383)
Total	(80,653)	(121,267)	(105,728)	(15,328)

Schedule of current and deferred components of income tax benefit
	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Current tax expense	—	—	(28)	(4)
Deferred tax benefit	88	1,180	2,158	313
Total	88	1,180	2,130	309

Schedule of reconciliation of tax computed by applying the statutory income tax rate
	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Loss before income taxes	(80,653)	(121,267)	(105,728)	(15,328)
Income tax benefit computed at the statutory income tax rate at 25%	20,163	30,317	26,432	3,832
Non-deductible expenses*	2,475	(538)	(6,109)	(886)
International rate differences	(9,606)	(18,708)	(13,440)	(1,949)
Preferential tax rate differences	(552)	(1,099)	(938)	(136)
Effect of change in tax rate	—	(1,967)	—	—
Effect of impairment of goodwill	—	—	(3,190)	(462)
Effect of true up of net loss carryforward	—	—	(1,347)	(195)
Change in valuation allowance	(12,392)	(6,825)	722	105
Income tax benefit	88	1,180	2,130	309

Schedule of significant components of deferred taxes
	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Deferred tax assets:
Net loss carryforward	40,986	39,451	5,720
Accrued expenses	1,460	2,217	321
Provision for doubtful accounts	1,012	1,068	155
Valuation allowance	(43,458)	(42,736)	(6,196)
Total deferred tax assets.	—	—	—

Deferred tax liabilities:
Long-lived assets arising from acquisitions	(2,158)	—	—
Total deferred tax liabilities.	(2,158)	—	—